Financial instruments and risk management - Classification (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Impact on fair value of call option	R$ 77,141
Level 1 | Lenzing Aktiengesellschaft (Indirect) | Foreign countries
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets at fair value through other comprehensive income	711,601	R$ 865,986
Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	45,809,857	43,060,725
Financial liabilities	121,627,479	117,843,727
Financial Liabilities, Net of Financial Assets	75,817,622	74,783,002
Financial risks management | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	114,099,530	108,502,378
Financial risks management | Amortized cost | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,728,141	5,141,386
Financial risks management | Amortized cost | Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	97,842,847	94,801,257
Financial risks management | Amortized cost | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,127,247	6,929,890
Financial risks management | Amortized cost | Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,351	1,393,121
Financial risks management | Amortized cost | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	393,944	236,724
Financial risks management | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15,244
Financial risks management | Fair value through other comprehensive income | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15,244
Financial risks management | At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,512,705	9,341,349
Financial risks management | At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,512,705	9,341,349
Amortized cost | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,954,979	22,335,429
Amortized cost | Cash and cash equivalents | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,406,218	15,179,753
Amortized cost | Trade accounts receivable | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,469,460	6,560,607
Amortized cost | Other assets | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,079,301	595,069
At fair value through other comprehensive income | Other investments | Level 3 | At fair value
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets at fair value through other comprehensive income	32,247	35,195
At fair value through other comprehensive income | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	743,848	901,181
At fair value through other comprehensive income | Investments (2) | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	743,848	901,181
At fair value through profit or loss | Marketable securities | Level 1 | At fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,344,419	1,274,439
At fair value through profit or loss | Marketable securities | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,807,436	8,978,015
At fair value through profit or loss | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,111,030	19,824,115
At fair value through profit or loss | Derivative financial instruments | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,156,135	9,571,661
At fair value through profit or loss | Marketable securities | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,151,855	10,252,454
At fair value through profit or loss | Derivative options | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 803,040